Dechert LLP 1900 K Street, N.W. Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax

Jonathan Blaha
Associate
jonathan.blaha@dechert.com
+1 202 261 3407 Direct
+1 202 261 3333 Fax

August 3, 2026

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 967 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses and Statement of Additional Information for the Goldman Sachs Enhanced Income Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Bond Fund, Goldman Sachs Short Duration Bond Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Core Fixed Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Dynamic Bond Fund, Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs Emerging Markets Credit Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs Short Duration High Yield Fund and Goldman Sachs Income Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on July 29, 2026.

No fees are required in connection with this filing. If you have any questions, please contact the undersigned at 202-261-3407.

Sincerely,

/s/ Jonathan Blaha
Jonathan Blaha